EMPLOYEE BENEFITS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
EMPLOYEE BENEFITS
Employee benefits expenses related to full-time employees of subsidiaries and VIE subsidiaries incorporated in PRC	¥ 3.6	$ 0.5	¥ 4.4	¥ 5.5